LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
Adjusted figures are presented below to reflect this revised conclusion.

Year ended
December
31, 2015

Net loss	2,884
Weighted average common shares as previously reported	1,978,395
Weighted average Series C Preferred shares outstanding	1,557,953
Basic and dilutive weighted average shares outstanding, as adjusted	3,536,348
Basic and dilutive loss per share, as adjusted	(0.82)

The following table sets forth the computation of the Company's basic and diluted net loss per share of Common stock:

	Year ended
	December 31,
	2016	2015

Net loss attributable to holders of Common stock as reported	$(2,831)	$(2,884)

Weighted average number of shares of Common stock and Preferred C stock used in computing basic and diluted net loss per share	$4,578,470	$3,536,348

Net loss per share of Common stock, basic and diluted	$(0.62)	$(0.82)